--------------------------------------------------------------------------------
                                 SMITH BARNEY
                               INTERNATIONAL LARGE
                                    CAP FUND

                        ANNUAL REPORT | DECEMBER 31, 2001
--------------------------------------------------------------------------------



                              [LOGO] SMITH BARNEY
                                     MUTUAL FUNDS


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            NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
--------------------------------------------------------------------------------

[PHOTO OMITTED]  MATTHEW BOWYER,
                 Portfolio Manager

                                     ANNUAL REPORT O DECEMBER 31, 2001
                                     SMITH BARNEY INTERNATIONAL
                                     LARGE CAP FUND
  AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
MATTHEW BOWYER
--------------------------------------------------------------------------------
Matthew Bowyer has more than 15 years of securities business experience and has been managing the Fund since February 1999.

Education: BA from Harvard University, MSc from the London School of Economics

--------------------------------------------------------------------------------
FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund's goal is to provide long-term capital growth. Dividend income, if any, is incidental to this goal. There is no assurance that the Fund will achieve its goal.

--------------------------------------------------------------------------------
FUND FACTS
--------------------------------------------------------------------------------

FUND INCEPTION
--------------------------------------------------------------------------------
March 1, 1991

MANAGER TENURE
--------------------------------------------------------------------------------
Since February 1999

MANAGER'S INVESTMENT
INDUSTRY EXPERIENCE
--------------------------------------------------------------------------------
15 Years

                     Class A              Class B                 Class L
--------------------------------------------------------------------------------
NASDAQ               CFIPX                SILCX                    SILLX
--------------------------------------------------------------------------------
Inception           3/1/91                1/4/99                  9/22/00
--------------------------------------------------------------------------------

                                           WITHOUT SALES CHARGES(1)

                                          Class A    Class B     Class L
--------------------------------------------------------------------------------
One-Year                                  (21.13)%   (21.76)%    (21.61)%
--------------------------------------------------------------------------------
Five-Year                                  (0.14)%       --          --
--------------------------------------------------------------------------------
Ten-Year                                    3.14%        --          --
--------------------------------------------------------------------------------
Since Inception+                            3.05%     (8.43)%    (23.07)%
--------------------------------------------------------------------------------

                                            WITH SALES CHARGES(2)

                                          Class A    Class B     Class L
--------------------------------------------------------------------------------
One-Year                                  (25.08)%   (25.67)%    (23.17)%
--------------------------------------------------------------------------------
Five-Year                                  (1.16)%       --          --
--------------------------------------------------------------------------------
Ten-Year                                    2.61%        --          --
--------------------------------------------------------------------------------
Since Inception+                            2.56%     (9.36)%    (23.67)%
--------------------------------------------------------------------------------
(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of all applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum sales charges of 5.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. THE RETURNS SHOWN ALSO DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

+ Inception dates for Class A, B and L shares are March 1, 1991, January 4, 1999 and September 22, 2000, respectively.
--------------------------------------------------------------------------------

WHAT'S INSIDE

Letter to Our Shareholders ........................... 1
Fund at a Glance ..................................... 3
Portfolio of Investments ............................. 4
Statement of Assets and Liabilities .................. 7
Statement of Operations .............................. 8
Statement of Changes in Net Assets ................... 9
Financial Highlights .................................10
Notes to Financial Statements ........................13
Independent Accountants' Report ......................17
Additional Information ...............................18

[LOGO] SMITH BARNEY
       MUTUAL FUNDS
YOUR SERIOUS MONEY PROFESSIONALLY MANAGED(SM)

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  Investment Products: Not FDIC Insured o Not Bank Guaranteed o May Lose Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

Enclosed herein is the annual report for the Smith Barney International Large Cap Fund (the "Fund") for the 12-month period ended December 31, 2001. In this report, we summarize what we believe to be the period's prevailing economic and market conditions and outline our investment strategies. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

PERFORMANCE UPDATE

For the year ended December 31, 2001, the Fund's Class A shares (without sales charges) returned negative 21.13%. In comparison, the Fund's benchmark, Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE Index")(1), returned negative 22.20% for the same period. Past performance is not indicative of future results(2).

MARKET REVIEW AND OUTLOOK

During the 12-month period, the U.S. Federal Reserve Board ("Fed') and European Central Bank (ECB) lowered key short-term interest rates in an effort to stimulate economic activity. The following discusses the performance of and our projected outlook for key international equity markets.

UNITED STATES

The U.S. Federal Reserve Board reduced key short-term interest rates three times during the final quarter of 2001, bringing the federal funds rate(3) to 1.75%--its lowest level in 40 years. The U.S. equity markets, which proved volatile throughout the year, staged a strong recovery during the final quarter. Concerns remain, however, over the sustainability of economic growth in the U.S. beyond that of a cyclical recovery. The corporate sector's financing gap remains alarming, despite having declined with inventory levels. Furthermore, the general state of consumers' balance sheets--combined with rising unemployment--make a consumer-led economic recovery in our minds doubtful. A rebound in technology-investment spending would be the strongest signal confirming an economic recovery, but based upon surveys of corporate "IT" officers, we believe there are no such spending increases in sight. Looking ahead, we anticipate that the Fed will maintain a neutral position on interest rates.

CONTINENTAL EUROPE

We believe that Europe has the most attractively priced equity market of all the major international markets. The ECB reduced its targets for short-term interest rates with far greater urgency than it had earlier in the year. In relative terms, we think Europe has experienced a more balanced growth path in recent years with more moderate economic expansions and declines. Furthermore, the private sector is less indebted relative to some other key regions. For these reasons, we believe Europe's economy is less vulnerable to the aftershocks of the September 11th terrorist attacks. In our opinion, the cyclical composition of continental Europe's market suggests that it is well positioned for a potential revival in global economic growth this year. Furthermore, the lower yields on fixed-income securities that ensued following rate cuts have also made equities more appealing to investors on a relative basis in terms of their total return potential.

----------

(1) THE MSCI EAFE INDEX IS AN UNMANAGED INDEX OF COMMON STOCKS OF COMPANIES LOCATED IN EUROPE, AUSTRALASIA AND THE FAR EAST. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

(2) INVESTING IN FOREIGN SECURITIES IS SUBJECT TO CERTAIN RISKS NOT ASSOCIATED WITH DOMESTIC INVESTING, SUCH AS CURRENCY FLUCTUATIONS AND CHANGES IN POLITICAL AND ECONOMIC CONDITIONS.

(3) THE FEDERAL FUNDS RATE ("FED FUNDS RATE") IS THE INTEREST RATE THAT BANKS WITH EXCESS RESERVES AT A FEDERAL RESERVE DISTRICT BANK CHARGE OTHER BANKS THAT NEED OVERNIGHT LOANS. THE FED FUNDS RATE OFTEN INDICATES THE DIRECTION OF U.S. INTEREST RATES.

                  1 SMITH BARNEY INTERNATIONAL LARGE CAP FUND |
                       2001 Annual Report to Shareholders

UNITED KINGDOM

In contrast to continental Europe, the exposure of the stock market in the United Kingdom to the Financials, Utilities, Pharmaceuticals and Consumer Staples sectors may make the U.K. market less vulnerable to an economic downturn. Despite the imbalance, it is expected that U.K. economic growth may lead the "G7" markets this year. Despite the different characteristics of the U.K. market, we feel that it is priced as attractively as continental European markets from a valuation perspective. However, in our view, it is unlikely that this market will respond as well as continental Europe's equity markets in the event of an economic recovery. For this reason, we now expect the Fund's exposure to the U.K. market will decline while its exposure to the continental European markets will rise relative to the MSCI EAFE Index.

JAPAN

The stock market in Japan is hostage to unnerving domestic economic circumstances and the failure of conventional economic policy measures in the region. Japan's economy is in its third recession in 10 years, and we feel that there is no key visible evidence to suggest that it will be short-lived. In addition to an ineffective interest rate policy, monetary easing began to emerge during the last quarter of 2001, which nearly bankrupted some money market dealers in the process. But until this past December, this seemed to have little impact on the yen exchange rate.

At the "center" of the dysfunctional economy lies a banking sector on the verge of contending with insolvency concerns. In our opinion, it is likely that public money will eventually be required to solve this issue, and that shareholders are unlikely to benefit. Even if earnings growth were to improve, we still believe that Japan's market would not offer superior appreciation potential compared to other major international markets. However, in the event of a significant yen depreciation, exporters may experience improved performance and, if economic growth on a global basis recovers sharply, Japan's market may behave cyclically. We now anticipate that the Portfolio's exposure to Japan will remain lower relative to the MSCI EAFE Index.

SUMMARY

In our view, investors appear to have begun to discount a global economic recovery in the latter half of 2002. We thank you for investing in the Smith Barney International Large Cap Fund and look forward to addressing your investment management needs.

Sincerely,

/s/ Heath B. McLendon                                /s/ Matthew Bowyer

Heath B. McLendon                                    Matthew Bowyer
President                                            Portfolio Manager

December 31, 2001

THE INFORMATION PROVIDED IN THIS LETTER REPRESENTS THE OPINION OF THE PORTFOLIO'S MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE PORTFOLIO'S INVESTMENT PORTFOLIO. PLEASE REFER TO PAGES 4 THROUGH 6 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE PORTFOLIO'S HOLDINGS. ALSO, PLEASE NOTE ANY DISCUSSION OF THE PORTFOLIO'S HOLDINGS IS AS OF DECEMBER 31, 2001 AND IS SUBJECT TO CHANGE.

                  2 SMITH BARNEY INTERNATIONAL LARGE CAP FUND |
                       2001 Annual Report to Shareholders

--------------------------------------------------------------------------------
 SMITH BARNEY INTERNATIONAL LARGE CAP FUND AT A GLANCE (UNAUDITED)
--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTED IN SHARES OF THE
SMITH BARNEY INTERNATIONAL LARGE CAP FUND CLASS A VS. BENCHMARKS
--------------------------------------------------------------------------------

[Representation of data in line graph.]

                 SMITH BARNEY
                 INTERNATIONAL   LIPPER INTERNATIONAL
                 LARGE CAP FUND     EQUITY FUNDS         MSCI EAFE
                    CLASS A            AVERAGE          STANDARD INDEX
                 --------------  --------------------  --------------
6/30/91             9500                10000               10000
                    8949                9708                9401
                    9253                9831                9495.95
                    9253                9942                9595.66
                    9272                9451                8890.38
7/31/91             9310                9828                9329.56
8/31/91             9414.5              9748                9142.04
9/30/91             9642.5              10022               9660.39
10/31/91            9690                10081               9799.5
11/30/91            9367                9745                9344.8
12/31/91            9652.66             10203               9833.54
1/31/92             9890.88             10281               9629
2/29/92             10071.9             10282               9290.06
3/31/92             9585.96             9927                8681.56
4/30/92             9843.24             10143               8728.44
5/31/92             10386.4             10648               9318.48
6/30/92             10091               10356               8882.38
7/31/92             9662.19             9971                8661.21
8/31/92             9709.83             10072               9210.33
9/30/92             9414.44             9864                9034.41
10/31/92            9261.98             9595                8565.52
11/30/92            9404.91             9632                8651.18
12/31/92            9512.37             9741                8701.36
1/31/93             9512.37             9792                8705.71
2/28/93             9474.17             10039               8973.84
3/31/93             10009               10603               9761.75
4/30/93             10257.3             11148               10693
5/31/93             10534.3             11401               10924
6/30/93             10286               11172               10755.8
7/31/93             10257.3             11506               11134.4
8/31/93             10820.8             12241               11737.8
9/30/93             10925.9             12215               11476.1
10/31/93            11441.6             12790               11831.8
11/30/93            11221.9             12382               10800.1
12/31/93            12348.9             13608               11582
1/31/94             12950.6             14400               12564.2
2/28/94             12434.8             14075               12531.5
3/31/94             11537.1             13423               11993.9
4/30/94             11537.1             13749               12506.1
5/31/94             11479.8             13713               12437.3
6/30/94             11307.9             13558               12616.4
7/31/94             11575.3             13934               12740
8/31/94             12110.1             14346               13044.5
9/30/94             11833.2             13992               12636.5
10/31/94            11728.1             14258               13059.8
11/30/94            11374.7             13558               12435
12/31/94            10933.6             13418               12515.8
1/31/95             10121.2             12738               12037.7
2/28/95             10369.7             12756               12006.4
3/31/95             11182               13162               12759.2
4/30/95             11449.7             13590               13242.8
5/31/95             11631.2             13703               13087.9
6/30/95             12032.7             13703               12861.5
7/31/95             12663.4             14439               13665.3
8/31/95             12692.1             14169               13147.4
9/30/95             12959.7             14379               13407.7
10/31/95            12806.8             14206               13051.1
11/30/95            12673               14351               13417.8
12/31/95            12910.8             14787               13961.2
1/31/96             13093               15123               14021.2
2/29/96             12949.1             15180               14071.7
3/31/96             13294.5             15437               14374.3
4/30/96             13726.1             15917               14795.4
5/31/96             13611               15869               14526.2
6/30/96             13649.1             15974               14611.9
7/31/96             13007.9             15380               14188.1
8/31/96             12875.6             15551               14222.2
9/30/96             13109.7             15884               14603.3
10/31/96            12946.8             15771               14457.3
11/30/96            13333.6             16440               15035.6
12/31/96            13245.2             16491               14846.1
1/31/97             12739.7             16437               14329.5
2/28/97             12919.4             16669               14567.4
3/31/97             13009.3             16706               14624.2
4/30/97             13076.7             16739               14704.6
5/31/97             13773.2             17727               15664.8
6/30/97             14585               18548               16532.6
7/31/97             14947.6             19054               16803.8
8/31/97             13939               17671               15551.9
9/30/97             15027               18761               16425.9
10/31/97            13871               17346               15167.7
11/30/97            13803               17185               15016
12/31/97            13928               17328               15151.2
1/31/98             14562.2             17735               15848.1
2/28/98             15293.9             18906               16868.7
3/31/98             15842.8             19872               17391.7
4/30/98             15964.7             20144               17532.5
5/31/98             15940.3             20164               17451.9
6/30/98             16178.6             20009               17588
7/31/98             16421.1             20299               17770.9
8/31/98             14366.8             17400               15572.6
9/30/98             13907.5             16772               15099.2
10/31/98            15017.5             18016               16677.1
11/30/98            15668.3             18947               17536
12/31/98            16381.7             19529               18232.2
1/31/99             16407.7             19681               18182.9
2/28/99             15913.7             19161               17753.8
3/31/99             16368.7             19830               18499.5
4/30/99             16732.8             20740               19252.4
5/31/99             15926.7             19888               18264.8
6/30/99             16758.6             20934               18980.7
7/31/99             17270.8             21474               19550.2
8/31/99             17178.8             21663               19626.4
9/30/99             17349.6             21745               19828.6
10/31/99            18426.5             22582               20576.1
11/30/99            19608.6             24328               21296.3
12/31/99            22222.7             27242               23210.8
1/31/00             21008.3             25703               21739.2
2/29/00             22515.8             27230               22328.4
3/31/00             22892.7             27445               23199.2
4/30/00             21343.3             25705               21983.5
5/31/00             20142.8             24872               21451.5
6/30/00             20442.3             25974               22294.6
7/31/00             19297.2             25052               21364.9
8/31/00             19452.7             25463               21555
9/30/00             18180.3             24014               20509.6
10/31/00            17275.6             23113               20029.7
11/30/00            16441.5             22057               19282.6
12/31/00            16708               22869               19972.9
1/31/01             16356.4             22963               19984.9
2/28/01             15102.9             21216               18496
3/31/01             14308               19601               17243.8
4/30/01             15271               20901               18431.9
5/31/01             14781.9             20307               17753.6
6/30/01             14155.1             19602               17027.5
7/31/01             13773               19043               16719.3
8/31/01             13513               18516               16299.7
9/30/01             12517.2             16509               14651.8
10/31/01            12670.4             16958               15026.8
11/30/01            12946.1             17624               15581.3
12/31/01            13152.8             17887               15674.8

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made 10 years ago would have grown to $13,153 with sales charge (as of 12/31/01). The graph shows how the performance of the Fund compares to its benchmarks over the same period.

The graph includes the initial sales charge on the Fund (no comparable charge exists for the Index) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: ALL FUND PERFORMANCE NUMBERS REPRESENT PAST PERFORMANCE, AND ARE NO GUARANTEE OF FUTURE RESULTS. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors, and reflect voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's returns would have been lower. The maximum sales charge of 5.00% went into effect on January 4, 1999. Investors may not invest directly in an index.

                            TOP TEN EQUITY HOLDINGS*
 1. VODAFONE ............................................ 5.02%
 2. NOVARTIS AG ......................................... 3.90
 3. GLAXOSMITHKLINE ..................................... 3.57
 4. DIAGEO PLC .......................................... 3.14
 5. NOKIA AB ............................................ 3.14
 6. AEGON NV ............................................ 3.03
 7. BNP PARIBAS ......................................... 2.99
 8. BHP BILLITON ........................................ 2.76
 9. NESTLE SA ........................................... 2.74
10. ING GROEP NV ........................................ 2.72
--------------------------------------------------------------------------------
                              PORTFOLIO BREAKDOWN*
--------------------------------------------------------------------------------
[Representation of data in pie chart.]
EUROPE          78.2%          SINGAPORE        1.3%
JAPAN           17.7%          UNITED STATES    0.2%
HONG KONG        2.6%

* As a percentage of total investments. All figures are as of 12/31/01 and subject to change at any time.

                  3 SMITH BARNEY INTERNATIONAL LARGE CAP FUND |
                       2001 Annual Report to Shareholders

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                      DECEMBER 31, 2001
--------------------------------------------------------------------------------

         SHARES     SECURITY                                         INDUSTRY                                              VALUE
-----------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS -- 100.0%
AUSTRALIA -- 0.0%
           188      Australia & New Zealand Bank                     Banks                                               $  1,714
-----------------------------------------------------------------------------------------------------------------------------------
FINLAND -- 3.1%
        25,459      Nokia AB                                         Communications Equipment                             656,301
-----------------------------------------------------------------------------------------------------------------------------------
FRANCE -- 8.8%
         6,996      BNP Paribas                                      Banks                                               625,862
             1      Bouygues                                         Wireless Telecommunication Services                      33
         4,449      Lagardere S.C.A.                                 Media                                               186,133
             2      L'Oreal                                          Personal Products                                       144
        12,996      Peugeot                                          Automobiles                                         552,391
         2,489      STMicroelectronics N.V.                          Semiconductor Equipment & Products                   79,872
         2,847      Total Fina                                       Oil & Gas                                           406,495
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,850,930
-----------------------------------------------------------------------------------------------------------------------------------
GERMANY -- 1.0%
         1,561      SAP AG                                           Software                                             203,287
-----------------------------------------------------------------------------------------------------------------------------------
HONG KONG -- 2.6%
        22,000      Cathay Pacific Airways Ltd.                      Airlines                                             28,213
         8,000      Cheung Kong Holdings                             Real Estate                                          83,101
        72,000      Esprit Holdings Ltd.                             Specialty Retail                                     81,254
         6,600      Hang Seng Bank                                   Banks                                                72,579
        16,700      Hutchinson Whampoa                               Diversified Financials                              161,694
        27,000      Johnson Electric Holdings                        Electrical Equipment                                 28,393
        57,000      SmarTone Telecommunications Holdings Ltd.        Wireless Telecommunication Services                  67,981
         2,000      Sun Hung Kai Properties Ltd.                     Real Estate                                          16,159
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         539,374
-----------------------------------------------------------------------------------------------------------------------------------
IRELAND -- 1.3%
        15,304      CRH                                              Construction Materials                              270,141
-----------------------------------------------------------------------------------------------------------------------------------
ITALY -- 3.4%
        57,712      ENI                                              Oil & Gas                                           723,323
-----------------------------------------------------------------------------------------------------------------------------------
JAPAN -- 17.7%
         4,000      AEON Co., Ltd.                                   Multiline Retail                                     90,375
         6,000      Canon Inc.                                       Office Electronics                                  206,549
         4,000      Fuji Photo Film Co.                              Leisure Equipment & Products                        142,890
         5,000      Honda Motor Co. Ltd.                             Automobiles                                         199,603
         1,100      Hoya Corp.                                       Electronic Equipment & Instruments                   65,743
        33,000      Itochu Technology Science                        Industrial Conglomerates                             74,559
         4,000      Kao Corp.                                        Household Products                                   83,200
         1,000      Kyocera Corp.                                    Electronic Equipment & Instruments                   65,262
        12,000      Matsushita Electrical Industry                   Electronic Equipment & Instruments                   98,832
        19,000      Minebea Co., Ltd.                                Machinery                                           102,389
        27,000      Mitsui Sumitomo Insurance Co.                    Insurance                                           126,746
        14,000      Mitsui Fudosan Co., Ltd.                         Real Estate                                         106,862
        35,000      Mitsui Osk Lines                                 Marine                                               70,529
             6      NTT Docomo                                       Wireless Telecommunication                           70,529
            38      NTT Corp Communication                           Diversified Telecommunication Services              123,853
        33,000      Nissan Motor Co.                                 Automobiles                                         175,063
         1,800      Promise Co.                                      Diversified Financials                               97,412
         7,000      Ricoh Co.                                        Office Electronics                                  130,372

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  4 SMITH BARNEY INTERNATIONAL LARGE CAP FUND |
                       2001 Annual Report to Shareholders

-------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (CONTINUED)                         DECEMBER 31, 2001
-------------------------------------------------------------------------------

         SHARES     SECURITY                                         INDUSTRY                                             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
JAPAN -- (CONTINUED)
         1,000      Rohm Co., Ltd.                                   Semiconductor Equipment & Products               $  129,837
         9,000      Sekisui House, Ltd.                              Household Durables                                   65,262
         4,600      Shin Etsu Chemical Corp.                         Chemicals                                           165,377
        20,000      Sumitomo Mitsui Bank                             Banks                                                84,726
        18,500      Sumitomo Chemical Corp.                          Chemicals                                            62,839
        16,000      Sumitomo Electrical Industry                     Electrical Equipment                                111,747
         9,000      Takeda Chemical Industry                         Pharmaceuticals                                     407,373
         2,100      Takefuji Corp.                                   Diversified Financials                              151,958
         7,900      Tohoku Electric Power Co.                        Electric Utilities                                  108,421
         4,800      Tokyo Electronic Power                           Electric Utilities                                  102,221
         5,600      Toyota Motor Corp.                               Automobiles                                         141,914
         6,500      UNY Co.                                          Multiline Retail                                     66,087
         6,000      Yamato Transport Co., Ltd.                       Air Freight & Couriers                              113,121
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,741,651
-----------------------------------------------------------------------------------------------------------------------------------
NETHERLANDS -- 8.1%
        23,405      Aegon NV                                         Insurance                                            633,352
        11,239      Ahold NV                                         Food & Drug Retailing                                326,945
        22,287      ING Groep NV                                     Diversified Financials                               568,182
         3,784      Royal Dutch Petroleum                            Oil & Gas                                           191,658
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,720,137
-----------------------------------------------------------------------------------------------------------------------------------
SINGAPORE -- 1.3%
        18,000      Chartered SemiConductors                         Semiconductor Equipment & Products                   47,766
         5,000      DBS Group Holdings Ltd.                          Banks                                                37,368
         3,600      Singapore Press Holding                          Media                                                42,502
        47,000      Singapore Telecomm                               Diversified Telecommunication Services               44,798
         8,000      United Overseas Bank Ltd.                        Banks                                                55,023
         6,000      Venture Manufactors                              Electronic Equipment & Instruments                   43,217
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         270,674
-----------------------------------------------------------------------------------------------------------------------------------
SPAIN -- 4.9%
        11,201      Banco Bilbao Vizcaya Argentaria, SA              Banks                                               138,591
        16,874      Banco Santander Central Hispano, SA              Banks                                               141,342
        15,682      Iberdrola SA                                     Electric Utilities                                  204,086
        40,797      Telefonica SA                                    Diversified Telecommunication Services              545,821
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,029,840
-----------------------------------------------------------------------------------------------------------------------------------
SWEDEN -- 1.9%
        76,590      Nordea AB                                        Banks                                               406,653
-----------------------------------------------------------------------------------------------------------------------------------
SWITZERLAND -- 8.7%
         1,560      Adecco SA                                        Commercial Services & Supplies                       84,834
         2,685      Nestle SA                                        Food Products                                       572,722
        22,569      Novartis AG                                      Pharmaceuticals                                     815,944
         5,014      UBS AG                                           Banks                                               253,177
           506      Zurich Financial Services GRP                    Insurance                                           118,756
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,845,433
-----------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM -- 37.0%
        58,184      BP Amoco                                         Oil & Gas                                           451,699
         5,383      Astrazeneca                                      Pharmaceuticals                                     242,443
       113,493      BHP Billiton                                     Metals & Mining                                     575,836
        18,160      BOC Group Plc.                                   Chemicals                                           279,850

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   5 SMITH BARNEY INTERNATIONAL LARGE CAP FUND
                      | 2001 Annual Report to Shareholders

-------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (CONTINUED)                         DECEMBER 31, 2001
-------------------------------------------------------------------------------

         SHARES     SECURITY                                         INDUSTRY                                              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM -- (CONTINUED)
       159,191      Centrica                                         Gas Utilities                                    $  513,779
        19,677      CHR Plc.                                         Construction Materials                              345,931
        57,438      Diageo Plc.                                      Beverages                                           655,501
        29,800      GlaxoSmithKline                                  Pharmaceuticals                                     746,459
        26,469      HSBC Holdings                                    Banks                                               310,154
       188,931      Legal & General Group Plc.                       Insurance                                           436,722
        33,379      Pearson Group                                    Media                                               383,843
        22,714      Royal Bank of Scotland                           Banks                                               552,121
        24,140      Six Continents Plc.                              Hotels Restaurants & Leisure                        238,644
        47,519      Smiths Group                                     Industrial Conglomerates                            467,692
        68,524      Tesco                                            Food & Drug Retailing                               248,054
       401,740      Vodafone Group                                   Wireless Telecommunication Services               1,049,828
        37,588      Wolseley Plc.                                    Trading Companies & Distributors                     314,211
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        7,812,767
-----------------------------------------------------------------------------------------------------------------------------------
UNITED STATES -- 0.2%
        23,000      Want Want Holdings Ltd. ADR*                     Food Products                                         43,700
-----------------------------------------------------------------------------------------------------------------------------------
                    TOTAL COMMON STOCKS
                    (Identified Cost-- $23,395,613)                                                                    $21,115,925
===================================================================================================================================
PREFERRED STOCKS -- 0.0%
BRAZIL -- 0.0%
          2,476     CIA Vale Rio Doce                                Preferred Stock                                      $    --
-----------------------------------------------------------------------------------------------------------------------------------
                    TOTAL INVESTMENTS
                    (Identified Cost-- $23,395,613)                                                                    $21,115,925
====================================================================================================================================

* American Depository Receipts

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  6 SMITH BARNEY INTERNATIONAL LARGE CAP FUND |
                       2001 Annual Report to Shareholders

-------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES                        DECEMBER 31, 2001
-------------------------------------------------------------------------------

ASSETS:
     Investments at value (Note 1A) (Identified Cost, $23,395,613)                                                   $ 21,115,925
     Foreign currency, at value (Cost, $28,244)                                                                            28,714
     Dividends receivable                                                                                                  24,534
     Receivable for fund shares sold                                                                                        4,906
     Other receivable                                                                                                      39,461
-----------------------------------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                                                                                                      21,213,540
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
     Payable to custodian                                                                                                 228,144
     Payable for fund shares repurchased                                                                                   89,743
     Distribution fees                                                                                                      4,314
     Accrued expenses and other liabilities                                                                                77,473
-----------------------------------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                                                                    399,674
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                            $20,813,866
===================================================================================================================================
NET ASSETS CONSIST OF:
     Paid-in capital                                                                                                 $ 29,993,705
     Unrealized depreciation                                                                                           (2,279,559)
     Accumulated net realized loss                                                                                     (6,900,280)
-----------------------------------------------------------------------------------------------------------------------------------
     TOTAL NET ASSETS                                                                                                 $20,813,866
====================================================================================================================================
COMPUTATION OF
CLASS A SHARES:
     Net Asset Value per share ($19,767,066/2,307,460 shares outstanding)                                                  $8.57
     Offering Price per share ($8.57 / 0.95)                                                                               $9.02*
===================================================================================================================================
CLASS B SHARES:
     Net Asset Value per share and offering price ($348,105/41,644 shares outstanding)                                     $8.36**
===================================================================================================================================
CLASS L SHARES:
     Net Asset Value per share and offering price ($698,695/80,156 shares outstanding)                                     $8.72
     Offering Price per share ($8.72 / 0.99)                                                                               $8.81**
===================================================================================================================================

 *  BASED UPON SINGLE PURCHASES OF LESS THAN $25,000.
** REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY APPLICABLE CONTINGENT DEFERRED SALES CHARGES.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  7 SMITH BARNEY INTERNATIONAL LARGE CAP FUND |
                       2001 Annual Report to Shareholders

-------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME (NOTE 1B):
     Dividend Income and Interest Income                                                                                 $ 34,628
     Dividend Income and Interest from International Equity Portfolio (Note 1)                                            404,588
     Allocated Expenses from International Equity Portfolio (Note 1)                                                     (200,222)
     Foreign Taxes Withheld                                                                                               (56,928)
-----------------------------------------------------------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME                                                                                              182,066
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
     Administrative fees (Note 2)                                                                                          60,901
     Management fees (Note 2)                                                                                              46,625
     Distribution/Service fees Class A (Note 4)                                                                            56,925
     Distribution/Service fees Class B (Note 4)                                                                             3,839
     Distribution/Service fees Class L (Note 4)                                                                             3,684
     Shareholder Servicing Agents' fees Class A(Note 3)                                                                    48,337
     Shareholder Servicing Agents' fees Class B(Note 3)                                                                       493
     Legal fees                                                                                                            78,074
     Blue sky fees                                                                                                         39,268
     Custody and fund accounting fees                                                                                      36,801
     Shareholder reports                                                                                                   33,938
     Audit fees                                                                                                             8,495
     Transfer agent fees                                                                                                    7,749
     Trustees fees                                                                                                          6,948
     Other                                                                                                                 23,576
-----------------------------------------------------------------------------------------------------------------------------------
     TOTAL EXPENSES                                                                                                       455,653
     Less: aggregate amount waived by the Manager, Administrator,
        Shareholder Servicing Agent and the Distributor (Notes 2, 3 and 4)                                               (153,850)
     Less: expenses assumed by the Manager (Note 9)                                                                       (83,910)
-----------------------------------------------------------------------------------------------------------------------------------
     NET EXPENSES                                                                                                         217,893
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                       (35,827)
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS
     Net realized loss from International Equity Portfolio (Note 1)                                                    (5,123,984)
     Net realized loss from investments                                                                                  (360,912)
     Unrealized depreciation                                                                                             (391,862)
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS                                                                      (5,876,758)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                                                            $(5,912,585)
===================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  8 SMITH BARNEY INTERNATIONAL LARGE CAP FUND |
                       2001 Annual Report to Shareholders

-------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                                    YEAR ENDED DECEMBER 31,
                                                                                              ----------------------------------
                                                                                                 2001                   2000
===================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
     Net investment loss                                                                       $   (35,827)            $  (241,193)
     Net realized gain (loss)                                                                   (5,484,896)                868,740
     Unrealized depreciation                                                                      (391,862)             (8,114,689)
-----------------------------------------------------------------------------------------------------------------------------------
     NET DECREASE IN NET ASSETS FROM OPERATIONS                                                 (5,912,585)             (7,487,142)
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net income Class A                                                                            (33,954)                     --
     Net realized gain Class A                                                                     (50,398)             (2,332,171)
     Net income Class B                                                                               (629)                     --
     Net realized gain Class B                                                                        (870)                (34,958)
     Net income Class L                                                                             (1,300)                     --
     Net realized gain Class L                                                                        (901)                 (3,011)
-----------------------------------------------------------------------------------------------------------------------------------
     DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                     (88,052)             (2,370,140)
-----------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 8):
CLASS A
     Net proceeds from sale of shares                                                            1,523,730              16,490,042
     Net asset value of shares issued to shareholders from reinvestment of distributions            57,704               2,228,760
     Cost of shares repurchased                                                                 (3,350,946)             (6,732,005)
-----------------------------------------------------------------------------------------------------------------------------------
     Total Class A                                                                              (1,769,512)             11,986,797
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B*
     Net proceeds from sale of shares                                                              289,987                 346,725
     Net asset value of shares issued to shareholders from reinvestment of distributions             1,296                  33,616
     Cost of shares repurchased                                                                   (275,256)                (96,223)
-----------------------------------------------------------------------------------------------------------------------------------
     Total Class B                                                                                  16,027                 284,118
-----------------------------------------------------------------------------------------------------------------------------------
CLASS L**
     Net proceeds from sale of shares                                                              731,836                 111,231
     Net asset value of shares issued to shareholders from reinvestment of distributions             2,169                   3,011
     Cost of shares repurchased                                                                    (70,482)                 (4,539)
-----------------------------------------------------------------------------------------------------------------------------------
     Total Class L                                                                                 663,523                 109,703
-----------------------------------------------------------------------------------------------------------------------------------
     NET INCREASE (DECREASE) IN NET ASSETS FROM
        TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST                                           (1,089,962)             12,380,618
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                                                           (7,090,599)              2,523,336
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                                                                        27,904,465              25,381,129
-----------------------------------------------------------------------------------------------------------------------------------
     END OF PERIOD+                                                                            $20,813,866             $27,904,465
===================================================================================================================================
 + Includes accumulated net investment loss of:                                                $        --                      --
===================================================================================================================================

   * JANUARY 4, 1999 (COMMENCEMENT OF OPERATIONS).
  ** SEPTEMBER 22, 2000 (COMMENCEMENT OF OPERATIONS).



                       SEE NOTES TO FINANCIAL STATEMENTS.

                  9 SMITH BARNEY INTERNATIONAL LARGE CAP FUND |
                       2001 Annual Report to Shareholders

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                      YEAR ENDED DECEMBER 31,
                                                                 ------------------------------------------------------------------
CLASS A SHARES                                                    2001          2000           1999           1998          1997
===================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                            $ 10.91       $ 15.92        $ 12.60        $ 11.42       $ 11.79
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
   Net investment income (loss)                                  (0.013)       (0.093)        (0.077)+       (0.009)+       0.004+
   Net realized and unrealized gain (loss)                       (2.291)       (3.858)         4.452          1.996         0.592+
-----------------------------------------------------------------------------------------------------------------------------------
Total From Operations                                            (2.304)       (3.951)         4.375          1.987         0.596
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                          (0.015)           --             --         (0.008)        (0.025)
  In excess of net investment income                                 --            --             --         (0.001)            --
  Net realized gain                                              (0.021)       (1.059)        (1.055)        (0.798)        (0.941)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                              (0.036)       (1.059)        (1.055)        (0.807)        (0.966)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $ 8.57       $ 10.91        $ 15.92        $ 12.60        $ 11.42
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's omitted)                     $19,767       $27,365        $25,058        $21,132       $18,333
  Ratio of expenses to average net assets                          1.75%         1.75%          1.75%          1.75%         1.75%
  Ratio of net investment income (loss)
      to average net assets                                       (0.13)%       (0.91)%        (0.49)%        (0.17)%        0.03%
  Portfolio turnover                                                 96%           --             --             --            --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     (21.13)%      (24.82)%        35.66%         17.62%          5.15%
===================================================================================================================================
NOTE: IF AGENTS OF THE FUND FOR THE PERIODS INDICATED HAD NOT VOLUNTARILY WAIVED A PORTION  OF THEIR  FEES THE NET  INVESTMENT
INCOME  (LOSS)  PER SHARE AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:

  Net investment loss per share                                 $(0.113)      $(0.109)       $(0.210)       $(0.011)      $(0.004)+
  RATIOS:
  Expenses to average net assets                                   2.76%         1.91%          1.90%          1.80%         1.82%
  Net investment loss to average net assets                       (1.14)%       (1.07)%        (0.64)%        (0.22)%       (0.04)%
===================================================================================================================================

+ THE PER SHARE AMOUNTS WERE COMPUTED USING A MONTHLY AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE YEAR.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  10 SMITH BARNEY INTERNATIONAL LARGE CAP FUND
                      | 2001 Annual Report to Shareholders

-------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------------

                                                                                                      JANUARY 4, 1999
                                                             YEAR ENDED DECEMBER 31,                   (COMMENCEMENT
                                                          ----------------------------               OF OPERATIONS) TO
CLASS B SHARES                                             2001                   2000                DECEMBER 31, 1999
===================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                         $10.73                 $15.81                    $12.87
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
     Net investment loss                                     (0.076)                (0.174)                   (0.095)
     Net realized and unrealized gain (loss)                 (2.258)                (3.847)                    4.090
-----------------------------------------------------------------------------------------------------------------------------------
Total From Operations                                        (2.334)                (4.021)                    3.995
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
     Net investment income                                   (0.015)                ,--                       --
     Net realized gain                                       (0.021)                (1.059)                   (1.055)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                          (0.036)                (1.059)                   (1.055)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $8.36                 $10.73                    $15.81
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's omitted)                 $348                   $434                      $323
     Ratio of expenses to average net assets                   2.50%                  2.50%                     2.50%*
     Ratio of net investment loss to average net assets       (0.85)%                (1.60)%                   (1.24)%*
     Portfolio turnover                                          96%                    --                        --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 (21.76)%               (25.44)%                   31.95%**
===================================================================================================================================
NOTE: IF AGENTS OF THE FUND FOR THE PERIODS INDICATED HAD NOT VOLUNTARILY WAIVED A PORTION OF THEIR FEES THE NET INVESTMENT LOSS
PER SHARE AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:
     Net investment loss per share                          $(0.169)               $(0.192)                  $(0.108)
     RATIOS:
     Expenses to average net assets                            3.51%                  2.66%                     2.70%*
     Net investment loss to average net assets                (1.86)%                (1.76)%                   (1.44)%*
===================================================================================================================================

 *  ANNUALIZED
 ** NOT ANNUALIZED

                       SEE NOTES TO FINANCIAL STATEMENTS.


                 11 SMITH BARNEY INTERNATIONAL LARGE CAP FUND |
                       2001 Annual Report to Shareholders

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                    SEPTEMBER 22, 2000
                                                                                                       (COMMENCEMENT
                                                                               YEAR ENDED             OF OPERATIONS)
CLASS L SHARES                                                              DECEMBER 31, 2001      TO DECEMBER 31, 2000
===================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                                $11.17                    $13.20
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
     Net investment loss                                                            (0.333)                   (0.014)
     Net realized and unrealized loss                                               (2.080)                   (1.147)
-----------------------------------------------------------------------------------------------------------------------------------
Total From Operations                                                               (2.413)                   (1.161)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
     Net investment income                                                          (0.016)                      --
     Net realized gain                                                              (0.021)                   (0.869)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                 (0.037)                   (0.869)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                       $8.72                    $11.17
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's omitted)                                        $699                      $105
     Ratio of expenses to average net assets                                          2.35%                     2.35%*
     Ratio of net investment loss to average net assets                              (0.77)%                   (1.84)%*
     Portfolio turnover                                                                 96%                       --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                        (21.61)%                   (8.50)%**
===================================================================================================================================
NOTE: IF AGENTS OF THE FUND FOR THE PERIODS INDICATED HAD NOT VOLUNTARILY WAIVED A PORTION  OF THEIR  FEES THE NET  INVESTMENT
INCOME  (LOSS)  PER SHARE AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:
     Net investment loss per share                                                 $(0.380)                  $(0.019)
     RATIOS:
     Expenses to average net assets                                                   3.35%                     3.00%*
     Net investment loss to average net assets                                       (1.77)%                   (2.49)%*
===================================================================================================================================

 *  ANNUALIZED
 ** NOT ANNUALIZED

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 12 SMITH BARNEY INTERNATIONAL LARGE CAP FUND |
                       2001 Annual Report to Shareholders

-------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Smith Barney International Large Cap Fund (the "Fund") is a separate diversified series of CitiFunds International Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The investment manager of the Fund is Citi Fund Management Inc. ("the Manager"). On October 29, 2001, the Board of Trustees approved a change in the investment structure of the Fund. Effective November 1, 2001, the Fund withdrew its investment in the
International Equity Portfolio and began investing directly in investment securities. Salomon Smith Barney Inc. ("SSB"), serves as the Fund's distributor. SSB continues to sell Fund shares to the public as a member of the selling group.

Travelers Bank & Trust, fsb another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. Travelers Bank & Trust, fsb receives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by Travelers Bank & Trust, fsb. For the year ended December 31, 2001, the Fund paid transfer agent fees of $6,382 to Travelers Bank & Trust, fsb.

The Fund offers Class A, Class B and Class L shares. Class A shares have a front-end, or initial, sales charge. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, pay a higher ongoing distribution fee than Class A, and are subject to a deferred sales charge if sold within six years of purchase. Class L shares have a front-end, or initial, sales charge and are subject to a deferred sales charge if sold within one year of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund were to liquidate. Class A shares have lower expenses than Class B shares. For the year ended December 31, 2001, the Distributor received $7,000 and $4,000 from sales of Class A and Class L shares, respectively, and $1,000 in deferred sales charges from redemptions of Class B shares.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Fund are as follows:

A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Securities listed on a foreign exchange are valued at the last quoted sale price available. Short-term obligations maturing in sixty days or less are valued at amortized cost, which constitutes fair value as determined by the Trustees, portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time of fund valuation, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. FOREIGN CURRENCY TRANSLATION The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments,


                 13 SMITH BARNEY INTERNATIONAL LARGE CAP FUND |
                       2001 Annual Report to Shareholders

-------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-------------------------------------------------------------------------------
assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translation of foreign currency includes net exchange gains and losses resulting from the disposition of foreign currency and the difference between the amount of investment income, expenses and foreign withholding taxes recorded and the actual amount received or paid.

C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

D. ACCOUNTING FOR INVESTMENTS Securities transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

E. FEDERAL TAXES The Fund's policy is to comply with the provision of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.

F. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses were charged against and reduced the amount of the Fund's investment in the Portfolio.

G. DISTRIBUTIONS Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the year ended December 31, 2001, the Fund reclassified $71,710 to accumulated net investment, income, $45,746 from accumulated gains and $25,964 from paid in capital. Additionally, for the year ended December 31, 2001 the Fund reclassified $1,293,677 to paid in capital, $159,086 and $1,134,591 from realized and unrealized gain (loss), respectively.

2. ADMINISTRATIVE FEES/MANAGEMENT FEES

Under the terms of an Administrative Services Agreement, the administrative services fees paid to the Administrator, as compensation for overall administrative services, including general office facilities, may not exceed an annual rate of 0.30% of the Fund's average daily net assets. The administrative fees amounted to $60,901 of which $58,395 was voluntarily waived for the period through October 31, 2001. On November 1, 2001, the Fund terminated its
Administrative Services Agreement and implemented a management agreement. The management fees paid to the Manager amounted to $46,625, all of which was voluntarily waived, for the period November 1, 2001 to December 31, 2001. The new management fees are computed at an annual rate of 1.30% of the Fund's average daily net assets. The Fund


                 14 SMITH BARNEY INTERNATIONAL LARGE CAP FUND |
                       2001 Annual Report to Shareholders

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain officers and a Trustee of the Fund are officers and directors of the Manager or its affiliates.

3. SHAREHOLDER SERVICING AGENTS' FEES

The Fund had entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agents' fees, computed at an annual rate of 0.25%, for Class A and 0.15% for Class B, amounted to $48,337 for Class A. The Shareholder Servicing Agents' fees for Class B amounted to $493, all of which was voluntarily waived through the period ended October 31, 2001. The Shareholder Servicing Agreement was terminated on November 1, 2001.

4. DISTRIBUTION/SERVICE FEES

Effective November 1, 2001, the Fund adopted a Distribution/Service Plan. The Fund maintains separate Distribution/Service Plans for Class A, Class B and Class L shares, which have been adopted in accordance with Rule 12b-1 under the 1940 Act. Under the old Class A Service Plan, the Fund paid monthly fees at an annual rate not to exceed 0.10% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A shares amounted to $48,337 all of which was voluntarily waived through the period ended October 31, 2001. Under the new Class A Service Plan, the Fund pays monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A amounted to $8,588 for the year ended December 31, 2001. Under the Class B and Class L Service Plans, the Fund pays a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares and Class L shares of the Fund. The Service fees for Class B and Class L shares amounted to $3,839 and $3,684, respectively, for the year ended December 31, 2001. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

5. PURCHASES AND SALES OF INVESTMENTS

Purchases  and  sales  of  investments,   other  than  short-term   obligations,
aggregated $29,179,186 and $38,533,680, respectively, for the year ended December 31, 2001.

6. FEDERAL INCOME TAX BASIS OF INVESTMENTS

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 2001, as computed on a federal income tax basis, are as follows:

===============================================================================
Aggregate cost                                      $21,715,302
-------------------------------------------------------------------------------
Gross unrealized appreciation                        $  455,686
Gross unrealized depreciation                        (1,055,063)
-------------------------------------------------------------------------------
Net unrealized depreciation                          $ (599,377)
===============================================================================

7. FINANCIAL INSTRUMENTS

The Fund may trade financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts.

                 15 SMITH BARNEY INTERNATIONAL LARGE CAP FUND |
                        2001 Annual Report to Shareholders

-------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-------------------------------------------------------------------------------
The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when related and offsetting transactions are considered. No such instruments were held at December 31, 2001.

8. SHARES OF BENEFICIAL INTEREST

The  Declaration  of Trust permits the Trustees to issue an unlimited  number of
full  and  fractional  shares  of  beneficial   interest  (without  par  value).
Transactions in shares of beneficial interest were as follows:

                                                                                                      YEAR ENDED DECEMBER 31,
                                                                                                     ------------------------
                                                                                                  2001                   2000
===================================================================================================================================
CLASS A
Shares sold                                                                                       158,102              1,184,673
Shares issued to shareholders from reinvestment of distributions                                    6,448                200,741
Shares repurchased                                                                               (366,487)              (449,700)
-----------------------------------------------------------------------------------------------------------------------------------
Class A net increase (decrease)                                                                  (201,937)               935,714
===================================================================================================================================
CLASS B*
Shares sold                                                                                        32,395                 24,238
Shares issued to shareholders from reinvestment of distributions                                      151                  3,014
Shares repurchased                                                                                (31,365)                (7,244)
-----------------------------------------------------------------------------------------------------------------------------------
Class B net increase                                                                                1,181                 20,008
===================================================================================================================================
CLASS L**
Shares sold                                                                                        78,259                  9,533
Shares issued to shareholders from reinvestment of distributions                                      246                    275
Shares repurchased                                                                                 (7,782)                  (375)
-----------------------------------------------------------------------------------------------------------------------------------
Class L net increase                                                                               70,723                  9,433
===================================================================================================================================

  * JANUARY 4, 1999 (COMMENCEMENT OF OPERATIONS)
** SEPTEMBER 22, 2000 (COMMENCEMENT OF OPERATIONS)

9. ASSUMPTION OF EXPENSES

The Manager has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the year ended December 31, 2001, which amounted to $83,910 to maintain a voluntary expense limitation of 1.75%, 2.50% and 2.35% of average daily net assets for Class A, Class B and Class L shares, respectively. This voluntary expense limitation may be discontinued at any time.

10. CAPITAL LOSS CARRYFORWARD

The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2001, the Fund, for federal income tax purposes, had a loss carryover of $6,043,136, all of which will expire on December 31, 2009.


                 16 SMITH BARNEY INTERNATIONAL LARGE CAP FUND |
                       2001 Annual Report to Shareholders

-------------------------------------------------------------------------------
 INDEPENDENT ACCOUNTANTS' REPORT
-------------------------------------------------------------------------------
TO THE TRUSTEES AND SHAREHOLDERS OF CITIFUNDS INTERNATIONAL TRUST (THE TRUST):
SMITH BARNEY INTERNATIONAL LARGE CAP FUND:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Smith Barney International Large Cap Fund (the "Fund"), a series of CitiFunds International Trust, as of December 31, 2001, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, NY
February 21, 2002

                 17 SMITH BARNEY INTERNATIONAL LARGE CAP FUND |
                        2001 Annual Report to Shareholders

-------------------------------------------------------------------------------
 ADDITIONAL INFORMATION (UNAUDITED)
-------------------------------------------------------------------------------

CITIFUNDS INTERNATIONAL TRUST
TRUSTEES AND EXECUTIVE OFFICERS

   The Trustees and officers of the Trust, their ages, their principal occupations during the past five years (their titles may have varied during that period), the number of investment companies associated with Citigroup Inc. ("Citigroup") they oversee, and other Board memberships they hold are set forth below. The address of each Trustee and officer is 125 Broad Street, New York, New York 10004. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed.

   An asterisk in the table below identifies those Trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Each Trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Citigroup or its affiliates described in the table below. The Statement of Additional Information includes additional information about fund trustees and is available, without charge, upon request by calling the fund's transfer agent at 1-800-451-2010.


                                                                                                               NUMBER OF INVESTMENT
                               POSITION HELD                       PRINCIPAL OCCUPATION                       COMPANIES ASSOCIATED
                              AND LENGTH OF                         DURING PAST 5 YEARS                          WITH CITIGROUP
  NAME AND AGE                  TIME SERVED                    AND OTHER DIRECTORSHIPS HELD                    OVERSEEN BY TRUSTEE
  -------------                ------------                    -----------------------------                   --------------------
  INTERESTED TRUSTEE:
  Heath B. McLendon*; 68      Trustee               Chairman, President, and Chief Executive Officer,               Chairman or Co-
                              since 1999            Smith Barney Fund Management LLC ("Smith Barney                 Chairman of
                                                    Fund Management" or the "manager") (since March 1996);          the Board,
                                                    Managing Director, Salomon Smith Barney Inc. ("Salomon          Trustee or
                                                    Smith Barney") (since 1993); President, Travelers               Driector
                                                    Investment Adviser, Inc. ("TIA") (since 1996)                   of 77.
  DISINTERESTED TRUSTEES:

  Elliott J. Berv; 58         Trustee since 2001    President, Catalyst, Inc. (Strategy Consultants)
                                                    (since 1991).                                                   31

  Donald M. Carlton; 64       Trustee since 2001    Director, American Electric Power (Electric Utility)            26
                                                    (since 1999); Director,Valero Energy (Petroleum Refining)
                                                    (since 1999); Director, National Instruments Corp.
                                                    (Technology) (since 1994); former Chief Executive Officer
                                                     Radian International L.L.C. (Engineering) (from 1996 to
                                                     1998); Member of the Management Committee, Signature
                                                     Science (Research and Development) (since 2000).

  A. Benton Cocanougher; 63   Trustee since 2001    Dean Emeritus and Wiley Professor, Texas A&M University         26
                                                    (since 2001); former Dean and Professor of Marketing,
                                                    College and Graduate School of Business of Texas A&M
                                                    University (from 1987 to 2001); former Director, Randall's
                                                    Food Markets, Inc. (from 1990 to 1999); former Director,
                                                    First American Bank and First American Savings Bank
                                                    (from 1994 to 1999).

  Mark T. Finn; 58            Trustee since 2001    Chairman and Owner, Vantage Consulting Group, Inc.              31
                                                    (Investment Advisory and Consulting Firm) (since 1988);
                                                    former Vice Chairman and Chief Operating Officer, Linder
                                                    Asset Management Company (Mutual Fund Company)
                                                    (from March 1999 to 2001); former President and Director,
                                                    Delta Financial, Inc. (Investment Advisory Firm) (from 1983 to 1999); former General Partner and Shareholder,
                                                    Greenwich Ventures LLC (Investment Partnership) (from 1996 to 2001); former President, Secretary, and Owner, Phoenix
                                                    Trading Co. (Commodity Trading Advisory Firm) (from 1997
                                                    to 2000).

                 18 SMITH BARNEY INTERNATIONAL LARGE CAP FUND |
                       2001 Annual Report to Shareholders

-------------------------------------------------------------------------------
 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------------

                                                                                                               NUMBER OF INVESTMENT
                              POSITION HELD                       PRINCIPAL OCCUPATION                         COMPANIES ASSOCIATED
                             AND LENGTH OF                         DURING PAST 5 YEARS                             WITH CITIGROUP
  NAME AND AGE                 TIME SERVED                    AND OTHER DIRECTORSHIPS HELD                      OVERSEEN BY TRUSTEE
  -------------               ------------                    ----------------------------                     --------------------
Riley C. Gilley; 75        Trustee since 1986    Former Vice President and General Counsel, Corporate                  31
                                                 Property Investors (from 1988 to 1991); former Partner,
                                                 Breed, Abbott & Morgan (Attorneys) (retired, 1987).

Stephen                    Trustee since 2001    Partner, Capital Investment Advisory Partners (Consulting)            26
Randolph Gross; 54                               (since January 2000); Director, United Telesis, Inc.
                                                 (Telecommunications) (since 1997); Managing Director,
                                                 Fountainhead Ventures, L.L.C.  (Consulting) (since March
                                                 1998); Director, ebank.com, Inc. (since 1997); Chairman,
                                                 Gross, Collins & Cress, P.C.  (Accounting Firm) (since 1980);
                                                 Coventry Limited, Inc. (since 1985); Director, Anderson
                                                 Calhoun, Inc. (Assisted Living) (since 1987); Secretary,
                                                 Carint N.A. (Manufacturing) (since 1988); former Treasurer,
                                                 Hank Aaron Enterprises (Fast Food Franchise) (from 1985
                                                 to present); former Director, Charter Bank, Inc.
                                                 (from 1987 to 1997); former Director, YuSave, Inc.
                                                 (an internet company) (from  1998 to 2000); former
                                                 Director, Hotpalm.com, Inc. (Wireless Applications)
                                                 (from 1998 to 2000); former Director, Ikon
                                                 Ventures, Inc. (from 1997 to 1998).

Diana R. Harrington; 61    Trustee since 1992    Professor, Babson College (since 1992); former Trustee,               31
                                                 The Highland Family of Funds (Investment Company)
                                                 (from March 1997 to March 1998).

Susan B. Kerley; 50        Trustee since 1992    Consultant, Global Research Associates, Inc. (Investment              31
                                                 Consulting) (since 1990); Director, Eclipse Funds
                                                 (since 1990).

Alan G. Merten; 60         Trustee since 2001    President, George Mason University (since 1996); Director,            26
                                                 Comshare, Inc. (Information Technology) (since 1985);
                                                 former Director, Indus (Information Technology)
                                                 (from 1995 to 1999).

C. Oscar Morong, Jr.; 66   Trustee since 1991    Former Director, Indonesia Fund (Closed End Fund)                     31
                                                 (from 1990 to 1999); Trustee, Morgan Stanley
                                                 Institutional Fund (since 1993).

R. Richardson Pettit; 59   Trustee since 2001    Professor of Finance, University of Houston (since 1977);             26
                                                 Independent Consultant (since 1984).

Walter E. Robb, III; 75    Trustee since 2001    Director, John Boyle & Co., Inc. (Textiles) (since 1999);             31
                                                 President, Benchmark Consulting Group, Inc. (Service
                                                 Company) (since 1991); Director, Harbor Sweets, Inc.
                                                 (Candy)  (since 1990); Sole Proprietor, Robb Associates
                                                 (Corporate Financial Advisors) (since 1978); Director,
                                                 W.A. Wilde Co. (Direct Mail) (since 1982); Director, Alpha
                                                 Granger Manufacturing, Inc. (Electronics) (since 1983);
                                                 Co-Owner, Kedron Design (gifts) (since 1978); former
                                                 Trustee, MFS Family of Funds (from 1985 to 2001); former
                                                 President and Treasurer, Benchmark Advisors, Inc. (Corporate
                                                 Financial Advisors) (from 1989 to 2000).



                 19 SMITH BARNEY INTERNATIONAL LARGE CAP FUND |
                       2001 Annual Report to Shareholders

-------------------------------------------------------------------------------
 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------------

                                                                                                               NUMBER OF INVESTMENT
                                  POSITION HELD                       PRINCIPAL OCCUPATION                     COMPANIES ASSOCIATED
                                 AND LENGTH OF                         DURING PAST 5 YEARS                        WITH CITIGROUP
  NAME AND AGE                     TIME SERVED                    AND OTHER DIRECTORSHIPS HELD                  OVERSEEN BY TRUSTEE
  -------------                   ------------                    ----------------------------                 --------------------
  E. Kirby Warren; 67            Trustee since 1989    Professor and Professor Emeritus, Graduate School               31
                                                       of Business, Columbia University (since 1956)
  OFFICERS:

  Heath B. McLendon*; 68         President since 1996  Chairman, President and Chief Executive Officer, Smith
                                                       Barney Fund Management (since March 1996); Managing
                                                       Director, Salomon Smith Barney (since 1993); President,
                                                       TIA (since 1996).

  Lewis E. Daidone*; 43          Senior Vice President Managing Director, Salomon Smith Barney (since 1990);
                                 and Treasurer         Chief Financial Officer, Smith Barney Mutual Funds;
                                 since 2000            Director and Senior Vice President, Smith Barney Fund
                                                       Management LLC and TIA.

  Irving David*; 41              Controller since 2000 Director, Salomon Smith Barney (since 1997); former
                                                       Assistant Treasurer, First Investment Management
                                                       Company (from 1988 to 1994).

  Frances Guggino*; 44           Assistant Controller  Vice President, Citibank (since 1991).
                                 since 2000

  Paul Brook*; 48                Assistant Controller  Director, Salomon Smith Barney; former Managing Director,
                                 since 2000            AMT Investors Capital Services Inc. (from 1997 to 1998);
                                                       former Partner,  Ernst  &  Young LLP (from 1990 to 1997).

  Anthony Pace*; 36              Assistant Treasurer   Director, Salomon Smith Barney (since 1986).
                                 since 2000

  Marianne Motley*; 42           Assistant Treasurer   Director, Mutual Fund Administration for Salomon Smith
                                 since 2000            Barney (since 1994).

  Robert I. Frenkel*; 47         Secretary since 2000  Managing Director and General Counsel, Global Mutual
                                                       Funds for Citigroup Asset Management (since 1994).

  Thomas C. Mandia*; 39          Assistant Secretary   Director and Deputy General Counsel, Citigroup Asset
                                 since 2000            Management (since 1992).

  Rosemary D. Emmens*; 32        Assistant Secretary   Vice President and Associate General Counsel, Citigroup
                                 since 2000            Asset Management (since 1998); Counsel, The Dreyfus
                                                       Corporation (from 1995 to 1998).

  Harris Goldblat*; 32           Assistant Secretary   Associate General Counsel, Citigroup Asset Management
                                 since 2000            (since 2000); Associate, Stroock & Stroock & Lavan LLP
                                                       (from 1997 to 2000); Associate, Sills Cummis Radin
                                                       Tischman Epstein & Gross (from 1996 to 1997); Clerk to
                                                       the Honorable James M. Havey, P.J.A.D. (from 1995 to
                                                       1996).


                 20 SMITH BARNEY INTERNATIONAL LARGE CAP FUND |
                       2001 Annual Report to Shareholders

-------------------------------------------------------------------------------
 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------------

A special meeting of shareholders was held on September 28, 2001. Among other items, the following people were newly elected to serve on the Fund's Board of Trustees:Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Alan G. Merten, R. Richardson Pettit and Walter E. Robb, III. Riley C. Gilley, Diana R. Harrington, Susan B. Kerley, Heath B. McLendon, C. Oscar Morong, Jr. and E. Kirby Warren were each re-elected to serve on the Fund's Board of Trustees.

The votes and tabulations are as follows:

ITEM VOTED ON:                                    VOTES FOR             VOTES AGAINST          ABSTENTIONS         BROKER NON-VOTES
-----------------------------------------------------------------------------------------------------------------------------------
ITEM 1. TO ELECT A BOARD OF TRUSTEES
1.01 Elliott J. Berv                                1,880,871.794                   0.00                0.000               0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.02 Donald M. Carlton                              1,880,871.794                   0.00                0.000               0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.03 A. Benton Cocanougher                          1,880,871.794                   0.00                0.000               0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.04 Mark T. Finn                                   1,880,871.794                   0.00                0.000               0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.05 Riley C. Gilley                                1,880,871.794                   0.00                0.000               0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.06 Stephen Randolph Gross                         1,880,871.794                   0.00                0.000               0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.07 Diana R. Harrington                            1,880,871.794                   0.00                0.000               0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.08 Susan B. Kerley                                1,880,871.794                   0.00                0.000               0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.09 Heath B. McLendon                              1,880,871.794                   0.00                0.000               0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.10 Alan G. Merten                                 1,880,871.794                   0.00                0.000               0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.11 C. Oscar Morong, Jr.                           1,880,871.794                   0.00                0.000               0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.12 R. Richardson Pettit                           1,880,871.794                   0.00                0.000               0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.13 Walter E. Robb, III                            1,880,871.794                   0.00                0.000               0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.14 E. Kirby Warren                                1,880,871.794                   0.00                0.000               0.000
-----------------------------------------------------------------------------------------------------------------------------------
ITEM 2. AMENDED AND RESTATED
        DECLARATION OF TRUST                        1,497,512.347                   0.00            2,151.447         381,208.000
-----------------------------------------------------------------------------------------------------------------------------------
ITEM 3. VOTES ON AMENDING
        VARIOUS FUND POLICIES
3.A. Borrowing                                      1,499,658.724                   5.070               0.00           381,208.000
-----------------------------------------------------------------------------------------------------------------------------------
3.B. Underwriting Securities                        1,498,919.217                 744.577               0.00           381,208.000
-----------------------------------------------------------------------------------------------------------------------------------
3.C. Real Estate, Oil, Gas and
     Mineral Interests, and Commodities             1,499,658.724                   5.070               0.00           381,208.000
-----------------------------------------------------------------------------------------------------------------------------------
3.D. Issuance of Senior Securities                  1,499,658.724                   5.070               0.00           381,208.000
-----------------------------------------------------------------------------------------------------------------------------------
3.E. Lending of Money or Securities                 1,498,919.217                 744.577               0.00           381,208.000
-----------------------------------------------------------------------------------------------------------------------------------
3.F. Concentration                                  1,499,658.724                   5.070               0.00           381,208.000
-----------------------------------------------------------------------------------------------------------------------------------
3.G. Margin                                         1,498,919.217                 744.577               0.00           381,208.000
-----------------------------------------------------------------------------------------------------------------------------------
3.H. Investments in a Single Issuer                 1,498,919.217                 744.577               0.00           381,208.000
-----------------------------------------------------------------------------------------------------------------------------------
ITEM 4. MANAGEMENT AGREEMENT                        1,496,061.707                 744.577          2,857.510           381,208.000
-----------------------------------------------------------------------------------------------------------------------------------

                 21 SMITH BARNEY INTERNATIONAL LARGE CAP FUND |
                       2001 Annual Report to Shareholders

-------------------------------------------------------------------------------
 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------------

ITEM VOTED ON:                                    VOTES FOR             VOTES AGAINST          ABSTENTIONS         BROKER NON-VOTES
-----------------------------------------------------------------------------------------------------------------------------------
ITEM 5. SERVICE PLANS
-----------------------------------------------------------------------------------------------------------------------------------
Class A                                             1,467,030.289                   0.000           2,857.510          348,320.000
-----------------------------------------------------------------------------------------------------------------------------------
Class B                                                10,983.588                   0.000               0.000           32,888.000
-----------------------------------------------------------------------------------------------------------------------------------
Class L                                                18,792.407                   0.000               0.000                0.000
-----------------------------------------------------------------------------------------------------------------------------------
ITEM 6. REORGANIZING THE FUND WITH
        A NEWLY ORGANIZED SERIES
        OF SMITH BARNEY TRUST II                    1,496,066.777                 739.507           2,857.510          381,208.000
-----------------------------------------------------------------------------------------------------------------------------------

                 22 SMITH BARNEY INTERNATIONAL LARGE CAP FUND |
                       2001 Annual Report to Shareholders

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                                  SMITH BARNEY
                          INTERNATIONAL LARGE CAP FUND

    TRUSTEES & OFFICERS
    C. Oscar Morong Jr., Chairman
    Heath B. McLendon*
    Elliott J. Berv
    Donald M. Carlton
    A. Benton Cocanougher
    Mark T. Finn
    Riley C. Gilley
    Stephen Randolph Gross
    Diana R. Harrington
    Susan B. Kerley
    Alan G. Merten
    R. Richardson Pettit
    Walter E. Robb, III
    E. Kirby Warren
    William S. Woods Jr.**

    PRESIDENT
    Heath B. McLendon*

    SECRETARY
    Robert I. Frenkel*

    TREASURER
    Lewis E. Daidone*

  * Affiliated Person of
    Investment Manager
 ** Trustee Emeritus

    INVESTMENT MANAGER
    Citi Fund Management Inc.
    100 First Stamford Place
    Stamford, CT 06902

    DISTRIBUTOR
    Salomon Smith Barney Inc.

    CUSTODIAN
    State Street Bank
      & Trust Company

    INDEPENDENT
    ACCOUNTANTS
    PricewaterhouseCoopers LLP
    1177 Avenue of the Americas
    New York, NY 10036

    TRANSFER AGENT
    Travelers Bank & Trust, fsb
    125 Broad Street, 11th Floor
    New York, NY 10004

    SUB-TRANSFER AGENT
    PFPC Global Fund Services
    P.O. Box 9699
    Providence, RI 02940-9699

     SMITH BARNEY INTERNATIONAL LARGE CAP FUND
-------------------------------------------------------------------------------

This report is submitted for general information of the shareholders of Smith Barney International Large Cap Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after March 31, 2002, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY INTERNATIONAL LARGE CAP FUND
Smith Barney Mutual Funds
125 Broad Street, MF-2
New York, NY 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

WWW.SMITHBARNEY.COM/MUTUALFUNDS

                           [SALOMON SMITH BARNEY LOGO]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

FD02494 2/02